Equity - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	8 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Sep. 05, 2025
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid (in shares)				30,000,000
Dividends per common share | Normal Course Issuer Bid
Disclosure of classes of share capital [line items]
Share repurchase program number of shares repurchased (in shares)	6,000,000.0	12,000,000.0	17,800,000
Share repurchase program price per share (in canadian dollars per share)	$ 193.47	$ 185.76
Share repurchase program authorized amount	$ 1,184	$ 2,272